Segment Information - Schedule of Operating Results Group's Reporting Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Seed and Integrated Products [Member]
Revenues from contracts with customers
Sale of goods and services	$ 60,535,026	$ 94,457,404	$ 55,360,397
Royalties	1,414,864	986,602	1,247,567
Right of use licenses		1,000,000
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	319,428
Government grants
Total revenues	63,714,753	96,398,260	56,927,392
Cost of sales	(44,727,989)	(66,306,974)	(31,012,687)
Gross profit per segment	$ 18,986,764	$ 30,091,286	$ 25,914,705
% Gross margin	30.00%	31.00%	46.00%
Crop Protection [Member]
Revenues from contracts with customers
Sale of goods and services	$ 181,908,584	$ 223,538,317	$ 205,685,451
Royalties
Right of use licenses
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest			153,460
Government grants
Total revenues	181,908,584	223,538,317	205,838,911
Cost of sales	(111,888,640)	(143,807,301)	(137,529,299)
Gross profit per segment	$ 70,019,944	$ 79,731,016	$ 68,309,612
% Gross margin	38.00%	36.00%	33.00%
Crop Nutrition [Member]
Revenues from contracts with customers
Sale of goods and services	$ 76,054,689	$ 125,558,380	$ 157,153,024
Royalties
Right of use licenses	13,430,824	19,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest			137,666
Government grants
Total revenues	89,485,513	144,846,225	157,290,690
Cost of sales	(46,808,243)	(68,107,537)	(66,915,067)
Gross profit per segment	$ 42,677,270	$ 76,738,688	$ 90,375,623
% Gross margin	48.00%	53.00%	57.00%
Emerging Solutions [Member]
Revenues from contracts with customers
Sale of goods and services	$ 267,261	$ 1,547,782	$ 1,420,990
Royalties
Right of use licenses
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest
Government grants	3,412	197,519	93,509
Total revenues	270,673	1,745,301	1,514,499
Cost of sales		(1,146,516)	(7,019)
Gross profit per segment	$ 270,673	$ 598,785	$ 1,507,480
% Gross margin	100.00%	34.00%	100.00%
Consolidated [Member]
Revenues from contracts with customers
Sale of goods and services	$ 318,765,560	$ 445,101,883	$ 419,619,862
Royalties	1,414,864	986,602	1,247,567
Right of use licenses	13,430,824	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	610,554
Government grants	3,412	197,519	93,509
Total revenues	335,379,523	466,528,103	421,571,492
Cost of sales	(203,424,872)	(279,368,328)	(235,464,072)
Gross profit per segment	$ 131,954,651	$ 187,159,775	$ 186,107,420
% Gross margin	39.00%	40.00%	44.00%